Revision of Previously Issued Financial Statements	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Accounting Changes and Error Corrections [Abstract]
Revision of Previously Issued Financial Statements

2. Restatement and Revision of Previously Issued Financial Statements

Restatement of Previously Issued Financial Statements: March 31, 2024

In connection with the preparation of the Company’s financial statements for the three and nine months ended September 30, 2024, the Company’s management determined that a reclassification was necessary in its previously issued unaudited financial statements, relating solely to the balance sheet, as of March 31, 2024. It was determined that the Company’s deferred commission payable, previously classified as a long term liability, should have been classified as a current liability in the Company’s March 31, 2024 condensed consolidated balance sheet. Such reclassification did not have any impact on the total liabilities owed by the Company as of March 31, 2024. Management has evaluated this change and concluded it was material to the prior period. Therefore, the Company is restating the previously issued unaudited financial statements, and related notes thereto, as of March 31, 2024.

The impact of the errors described above on the condensed consolidated balance sheet as of March 31, 2024, is as follows:

	As of March 31, 2024
(Dollar amounts in thousands)	As Previously Reported	Adjustment	As Restated
Condensed Consolidated Balance
Current liabilities
Deferred commission payable	-	5,738	5,738
Total current liabilities	1,984	5,738	7,722
Deferred commission payable	5,738	(5,738)	-
Total liabilities	8,016	-	8,016

Revision of Previously Issued Financials Statements: March 31, 2023

In connection with the preparation of the Company’s financial statements as of and for the year ended December 31, 2023, the Company’s management identified errors in its previously issued unaudited financial statements as of and for the three months ended March 31, 2023 with respect to how certain expenses relating to the Merger were previously expensed and that as part of the Company’s annual audit it was determined that such expenses should have been capitalized and subsequently recorded against equity and restated such quarterly period in the December 31, 2023 Form 10-K. The accounting for legal costs was deemed to be specific incremental costs directly attributable to the Merger and concurrent PIPE financing (See Note 3). Management has evaluated this correction to the accounting treatment of such costs, which overstated net loss, additional paid in capital, and accumulated deficit and understated prepaid expense, and concluded it was material to the prior quarterly periods, individually and in the aggregate.

The impact of the errors described above on the balance sheet as of March 31, 2023, is as follows (in thousands):

	As of March 31, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Balance Sheets (in thousands)
Assets
Current assets
Prepaid expenses and other current assets	$-	$493	$493
Total current assets	8	493	501
Total assets	13	493	506
Stockholders’ deficit
Accumulated deficit	(12,929)	493	(12,436)
Total shareholders’ deficit	(12,517)	493	(12,024)
Total liabilities and shareholders’ deficit	$13	$493	$506

The impact of the errors described above on the statements of operations and comprehensive loss for the three months ended March 31, 2023, is as follows (in thousands):

	For the three months ended March 31, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Statements of Operations and Comprehensive Loss (in thousands)
Operating expenses:
General and administrative expenses	$2,008	$(493)	$1,515
Total operating costs and expenses	2,008	(493)	1,515
Operating loss	(2,008)	493	(1,515)
Net loss	$(2,165)	$493	$(1,672)
Net loss per share attributable to ordinary shareholders – basic and diluted*	$(1,082)	$247	$(835)
Total Comprehensive Loss	$(2,428)	$493	$(1,935)

*	Does not reflect the impact of the Merger on the Company’s capital structure

The impact of the errors described above on the statements of changes in shareholders’ deficit as of March 31, 2023, is as follows (in thousands):

	As of March 31, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Statements of Changes in Shareholders’ Deficit (in thousands)
Accumulated deficit	$(12,929)	$493	$(12,436)
Total shareholders’ deficit	$(12,517)	$493	$(12,024)

The impact of the errors described above on the statements of cash flows for the three months ended March 31, 2023, is as follows (in thousands):

	For the three months ended March 31, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Statements of Cash Flows (in thousands)
Cash flows from operating activities:
Net loss	$(2,165)	493	(1,672)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$-	(493)	(493)

2. Restatement and Revision of Previously Issued Financial Statements

Restatement of Previously Issued Financial Statements: June 30, 2024

In connection with the preparation of the Company’s financial statements for the three and nine months ended September 30, 2024, the Company’s management determined that a reclassification was necessary in its previously issued unaudited financial statements, relating solely to the balance sheet, as of June 30, 2024. It was determined that the Company’s deferred commission payable, previously classified as a long term liability, should have been classified as a current liability in the Company’s June 30, 2024 condensed consolidated balance sheet. Such reclassification did not have any impact on the total liabilities owed by the Company as of June 30, 2024. Management has evaluated this change and concluded it was material to the prior ending June 30, 2024. Therefore, the Company is restating the previously issued unaudited financial statements, and related notes thereto, as of June 30, 2024.

The impact of the errors described above on the condensed consolidated balance sheet as of June 30, 2024, is as follows:

	As of June 30, 2024
(Dollar amounts in thousands)	As Previously Reported	Adjustment	As Restated
Condensed Consolidated Balance
Current liabilities
Deferred commission payable	-	5,738	5,738
Total current liabilities	2,856	5,738	8,594
Deferred commission payable	5,738	(5,738)	-
Total liabilities	8,767	-	8,767

Revision of Previously Issued Financial Statements: June 30, 2023

In connection with the preparation of the Company’s financial statements as of and for the year ended December 31, 2023, the Company’s management identified errors in its previously issued unaudited financial statements as of and for the three months and six months ended June 30, 2023 with respect to how certain expenses relating to the Merger were previously expensed and that as part of the Company’s annual audit it was determined that such expenses should have been capitalized and subsequently recorded against equity and restated such quarterly period in the December 31, 2023 Form 10-K. The accounting for legal costs was deemed to be specific incremental costs directly attributable to the Merger and concurrent PIPE financing (See Note 3). Management has evaluated this correction to the accounting treatment of such costs, which overstated net loss, additional paid in capital, and accumulated deficit and understated prepaid expense, and concluded it was material to the prior quarterly periods, individually and in the aggregate. Additionally, certain items included in the comparative financial statements for the prior period have been reclassified to conform to the current period presentation.

The impact of the errors described above on the balance sheet as of June 30, 2023, is as follows (in thousands):

	As of June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Balance Sheets
Assets
Current assets
Prepaid expenses and other current assets	$-	$895	$895
Total current assets	-	895	895
Total assets	5	895	900
Stockholders’ deficit
Accumulated deficit	(15,437)	895	(14,542)
Total shareholders’ deficit	(15,408)	895	(14,513)
Total liabilities and shareholders’ deficit	$5	$895	$900

The impact of the errors described above on the statements of operations and comprehensive loss for the three and six months ended June 30, 2023, is as follows (in thousands):

	For the three months ended June 30, 2023 (Unaudited)
	As Previously Reported		Adjustment		As Revised
Statements of Operations and Comprehensive Loss
Operating expenses:	$		$		$
General and administrative expenses		1,717		(402)		1,315
Total operating costs and expenses		1,717		(402)		1,315
Operating loss		(1,717)		402		(1,315)
Net income (loss)		$(2,508)		$402		$(2,106)
Net loss per share attributable to ordinary shareholders – basic and diluted*		$(1,254)		$201		$(1,053)
Total comprehensive income (loss)		$(2,891)		$402		$(2,489)

*	Does not reflect the impact of the Merger on the Company’s capital structure

	For the six months ended June 30, 2023 (Unaudited)
	As Previously Reported		Adjustment		As Revised
Statements of Operations and Comprehensive Loss
Operating expenses:	$		$		$
General and administrative expenses		3,725		(895)		2,830
Total operating costs and expenses		3,725		(895)		2,830
Operating loss		(3,725)		895		(2,830)
Net income (loss)		$(4,673)		$895		$(3,778)
Net loss per share attributable to ordinary shareholders – basic and diluted*		$(2,337)		$448		$(1,889)
Total comprehensive income (loss)		$(5,319)		$895		$(4,424)

*	Does not reflect the impact of the Merger on the Company’s capital structure

The impact of the errors described above on the statements of changes in shareholders’ deficit as of June 30, 2023, is as follows (in thousands):

	As of June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Statements of Changes in Shareholders’ Deficit
Accumulated deficit*	$(15,437)	$895	$(14,542)
Total shareholders’ deficit	$(15,408)	$895	$(14,513)

*	Does not reflect the impact of the Merger on the Company’s capital structure

The impact of the errors described above on the statements of cash flows for the six months ended June 30, 2023, is as follows (in thousands):

	For the six months ended June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Statements of Cash Flows
Cash flows from operating activities:
Net loss	$(4,673)	$895	$(3,778)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$-	$(895)	$(895)

In connection with the preparation of the Company’s financial statements for the three and nine months ended September 30, 2024, the Company’s management identified errors in its previously issued unaudited financial statements as of and for the three months and six months ended June 30, 2024, with respect to how certain accrued expenses were accounted for in comparative three and six months ended June 30, 2023. The error relates to the Company inaccurately estimating accrued professional fees incurred in connection with the Merger as of June 30, 2023. Management has evaluated this correction to the accounting treatment of such costs, which overstated general and administrative expense, other income (expense), net loss, accumulated deficit, and accrued professional fees, and concluded it was not material to the prior periods, individually and in the aggregate.

Additionally, certain items included in the comparative financial statements for the prior period have been reclassified to conform to the current period presentation.

The impact of the errors described above on the balance sheet as of June 30, 2023, is as follows (in thousands):

	As of June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Balance Sheets
Current liabilities
Accrued professional fees	3,681	(373)	3,308
Total current liabilities	6,356	(373)	5,983
Total liabilities	15,413	(373)	15,040
Stockholders’ deficit
Accumulated deficit*	(14,548)	373	(14,175)
Total shareholders’ deficit	(14,513)	373	(14,140)
Total liabilities and shareholders’ deficit	$900	$-	$900

*	Reflects the impact of the Merger on the Company’s capital structure

The impact of the errors described above on the statements of operations and comprehensive loss for the three and six months ended June 30, 2023, is as follows (in thousands):

	For the three months ended June 30, 2023 (Unaudited)
	As Previously Reported		Adjustment		As Revised
Statements of Operations and Comprehensive Loss
Operating expenses:	$		$		$
General and administrative expenses		1,315		(427)		888
Total operating costs and expenses		1,315		(427)		888
Operating loss		(1,315)		427		(888)
Other income (expense):
Other income (expense), net		(791)		(54)		(845)
Total other (expense) income, net		(791)		(54)		(845)
Net income (loss)		$(2,106)		$373		$(1,733)
Basic earnings/(net loss) per share		$(0.03)		$0.00		$(0.03)
Diluted earnings/(net loss) per share		$(0.03)		$0.01		$(0.02)
Total comprehensive income (loss)		$(2,489)		$373		$(2,116)

	For the six months ended June 30, 2023 (Unaudited)
	As Previously Reported		Adjustment		As Revised
Statements of Operations and Comprehensive Loss
Operating expenses:	$		$		$
General and administrative expenses		2,830		(427)		2,403
Total operating costs and expenses		2,830		(427)		2,403
Operating loss		(2,830)		427		(2,403)
Other income (expense):
Other income (expense), net		(948)		(54)		(1,002)
Total other (expense) income, net		(948)		(54)		(1,002)
Net income (loss)		$(3,778)		$373		$(3,405)
Basic earnings/(net loss) per share		$(0.06)		$0.01		$(0.05)
Diluted earnings/(net loss) per share		$(0.05)		$0.00		$(0.05)
Total comprehensive income (loss)		$(4,424)		$373		$(4,051)

The impact of the errors described above on the statements of changes in shareholders’ deficit as of June 30, 2023, is as follows (in thousands):

	As of June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Statements of Changes in Shareholders’ Deficit
Accumulated deficit*	$(14,548)	$373	$(14,175)
Total shareholders’ deficit	$(14,513)	$373	$(14,140)

*	Reflects the impact of the Merger on the Company’s capital structure

The impact of the errors described above on the statements of cash flows for the six months ended June 30, 2023, is as follows (in thousands):

	For the six months ended June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Statements of Cash Flows
Cash flows from operating activities:
Net loss	$(3,778)	$373	$(3,405)
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	986	(373)	$613

2. Revision of Previously Issued Financial Statements

In connection with the preparation of the Company’s financial statements as of and for the year ended December 31, 2023, the Company’s management identified errors in its previously issued unaudited financial statements as of and for the three months and nine months ended September 30, 2023 with respect to how certain expenses relating to the Merger were previously expensed and that as part of the Company’s annual audit it was determined that such expenses should have been capitalized and subsequently recorded against equity and restated such quarterly period in the December 31, 2023 Form 10-K. The accounting for legal costs was deemed to be specific incremental costs directly attributable to the Merger and concurrent PIPE financing (See Note 3). Management has evaluated this correction to the accounting treatment of such costs, which overstated net loss, additional paid in capital, and accumulated deficit and understated prepaid expense, and concluded it was material to the prior quarterly periods, individually and in the aggregate.

The impact of the errors described above on the condensed consolidated balance sheets as of September 30, 2023, is as follows:

	As of September 30, 2023 (Unaudited)
(Dollar amounts in thousands)	As Previously Reported	Adjustment	As Revised
Condensed Consolidated Balance Sheets
Stockholders’ deficit
Additional paid-in capital	$11,351	$(1,534)	$9,817
Accumulated deficit	(13,078)	1,534	(11,544)

The impact of the errors described above on the condensed consolidated statements of operations and comprehensive income (loss) for the three months ended September 30, 2023, is as follows:

	For the Three Months ended September 30, 2023 (Unaudited)
(Dollar amounts in thousands, except per share amounts)	As Previously Reported	Adjustment	As Revised
Statements of Operations and Comprehensive Loss
Operating expenses:
General and administrative expenses	$1,069	$(639)	$430
Total operating costs and expenses	1,069	(639)	430
Operating loss	(1,069)	639	(430)
Net income (loss)	$1,986	$639	$2,625
Basic earnings/(net loss) per share	$0.03	$0.01	$0.04
Diluted earnings/(net loss) per share	$-	$0.01	$0.01
Total comprehensive income (loss)	$2,596	$639	$3,235

The impact of the errors described above on the condensed consolidated statements of operations and comprehensive income (loss) for the nine months ended September 30, 2023, is as follows:

	For the Nine Months ended September 30, 2023 (Unaudited)
(Dollar amounts in thousands, except per share price amounts)	As Previously Reported	Adjustment	As Revised
Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
Operating expenses:
General and administrative expenses	$4,367	$(1,534)	$2,833
Total operating costs and expenses	4,367	(1,534)	2,833
Operating loss	(4,367)	1,534	(2,833)
Net income (loss)	$(2,314)	$1,534	$(780)
Basic earnings/(net loss) per share	$(0.04)	$0.03	$(0.01)
Diluted earnings/(net loss) per share	$(0.08)	$0.02	$(0.06)
Total comprehensive income (loss)	$(2,278)	$1,534	$(744)

The impact of the errors described above on the condensed consolidated statements of changes in stockholders’ deficit as of September 30, 2023, is as follows:

	As of September 30, 2023 (Unaudited)
(Dollar amounts in thousands)	As Previously Reported	Adjustment	As Revised
Statements of Changes in Shareholders’ Deficit
Stockholders’ deficit
Additional paid-in capital	$11,351	(1,534)	$9,817
Accumulated deficit	$(13,078)	1,534	(11,544)

The impact of the errors described above on the condensed consolidated statement of cash flows for the nine months ended September 30, 2023, is as follows:

	For the Nine Months ended September 30, 2023 (Unaudited)
(Dollar amounts in thousands)	As Previously Reported	Adjustment	As Revised
Condensed Consolidated Statements of Cash Flows
Cash flows from operating activities:
Net loss	$(2,314)	1,534	(780)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$93	(1,534)	(1,441)
Non-cash investing and financing activities
Reclassification of deferred offering costs to reduction of additional paid-in capital	-	1,534	1,534